Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.4%
International Equity Funds - 9.0%
iShares Core MSCI EAFE ETF	21,180	$ 1,479,846
iShares Core MSCI Emerging Markets ETF	5,038	244,091
iShares Global REIT ETF	21,152	489,669

		2,213,606

U.S. Equity Fund - 12.3%
iShares Core S&P 500 ETF	6,290	3,051,908

U.S. Fixed Income Funds - 24.1%
iShares 0-5 Year TIPS Bond ETF	23,718	2,348,556
iShares Core U.S. Aggregate Bond ETF	36,400	3,607,240

		5,955,796

Total Exchange-Traded Funds (Cost $12,163,454)		11,221,310

INVESTMENT COMPANIES - 53.7%
International Equity Funds - 5.0%
Transamerica Emerging Markets Opportunities (A)	34,314	243,972
Transamerica International Focus (A)	62,873	491,663
Transamerica International Stock (A)	44,788	497,596

		1,233,231

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (A)	134,980	1,239,117

U.S. Equity Funds - 13.4%
Transamerica Capital Growth (A) (B)	49,522	364,481
Transamerica Large Cap Value (A)	81,114	1,047,998
Transamerica Mid Cap Growth (A) (B)	41,136	368,165
Transamerica Mid Cap Value Opportunities (A)	33,345	367,457
Transamerica Small Cap Growth (A)	38,027	244,133
Transamerica Small Cap Value (A)	44,304	241,016
Transamerica US Growth (A)	23,984	671,542

		3,304,792

U.S. Fixed Income Funds - 30.3%
Transamerica Bond (A)	710,252	5,745,938
Transamerica High Yield Bond (A)	215,194	1,736,619

		7,482,557

Total Investment Companies (Cost $15,089,461)		13,259,697

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $235,301 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $240,050.

$ 235,285	$ 235,285

Total Repurchase Agreement (Cost $235,285)	235,285

Total Investments (Cost $27,488,200)	24,716,292
Net Other Assets (Liabilities) - (0.1)%	(12,863)

Net Assets - 100.0%	$ 24,703,429

Transamerica Funds	Page 1

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$11,221,310	$—	$—	$11,221,310
Investment Companies	13,259,697	—	—	13,259,697
Repurchase Agreement	—	235,285	—	235,285

Total Investments	$24,481,007	$235,285	$—	$24,716,292

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$5,379,224	$87,371	$(95,000)	$(21,050)	$395,393	$5,745,938	710,252	$61,170	$—
Transamerica Capital Growth	309,358	5,996	(28,000)	5,670	71,457	364,481	49,522	—	—
Transamerica Emerging Markets Debt	1,188,012	13,242	(56,948)	(9,925)	104,736	1,239,117	134,980	13,242	—
Transamerica Emerging Markets Opportunities	229,320	12,985	—	—	1,667	243,972	34,314	6,715	—
Transamerica High Yield Bond	1,656,318	25,244	(46,522)	(7,561)	109,140	1,736,619	215,194	25,244	—
Transamerica International Focus	468,639	39,641	(22,238)	(5,590)	11,211	491,663	62,873	16,719	22,922
Transamerica International Stock	458,571	16,625	(28,643)	(1,827)	52,870	497,596	44,788	16,625	—
Transamerica Large Cap Value	982,640	76,322	(84,283)	(7,023)	80,342	1,047,998	81,114	3,257	73,065
Transamerica Mid Cap Growth	326,910	—	(25,138)	(15,714)	82,107	368,165	41,136	—	—
Transamerica Mid Cap Value Opportunities	347,238	17,997	(20,986)	(7,263)	30,471	367,457	33,345	3,832	14,165
Transamerica Small Cap Growth	220,499	11,005	(7,368)	(3,223)	23,220	244,133	38,027	—	11,005
Transamerica Small Cap Value	216,271	7,572	(10,012)	(14,200)	41,385	241,016	44,304	7,572	—
Transamerica US Growth	623,253	23,260	(71,803)	17,122	79,710	671,542	23,984	—	23,260

Total	$12,406,253	$337,260	$(496,941)	$(70,584)	$1,083,709	$13,259,697	1,513,833	$154,376	$144,417

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2020

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2020 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3